Average Annual Total Returns - FidelityIntermediateBondFund-RetailPRO - FidelityIntermediateBondFund-RetailPRO - Fidelity Intermediate Bond Fund	Oct. 30, 2024
Fidelity Intermediate Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.54%
Past 5 years	1.78%
Past 10 years	1.84%
Fidelity Intermediate Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.26%
Past 5 years	0.72%
Past 10 years	0.80%
Fidelity Intermediate Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.26%
Past 5 years	0.95%
Past 10 years	0.97%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
LB007
Average Annual Return:
Past 1 year	5.24%
Past 5 years	1.59%
Past 10 years	1.72%